Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Revenue [Line Items]
Revenue	$ 5,000		$ 45,726
Further performance obligation	0
Non-refundable upfront fees (in Yuan Renminbi) | ¥				¥ 295,000
Milestone payments			45,726
Revenue			45,726
Sales of Exclusive Option [Member]
Revenue [Line Items]
Revenue	5,000
Performance obligations satisfied at point in time [member] | Sales of Exclusive Option [Member]
Revenue [Line Items]
Revenue	$ 5,000